SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 21.7%
	United States Treasury Bill, 5.067% due 7/20/2023	$ 3,800,000	$ 3,791,014
	United States Treasury Notes,
	0.125% due 12/15/2023	5,800,000	5,667,687
	1.25% due 7/31/2023	1,000,000	996,719
	2.25% due 12/31/2023	3,100,000	3,053,379
	3.375% due 5/15/2033	1,600,000	1,543,250
	3.50% due 2/15/2033	1,700,000	1,656,172
	4.375% due 10/31/2024	4,600,000	4,544,477
	United States Treasury Notes Inflationary Index,
	0.125% due 4/15/2027 - 7/15/2031	18,798,664	16,866,106
	0.25% due 1/15/2025	399,544	382,930
	0.50% due 4/15/2024 - 1/15/2028	807,514	771,388
	0.625% due 1/15/2024	396,476	389,673
	0.75% due 7/15/2028	525,019	497,633
	Total U.S. Treasury Securities (Cost $40,718,057)		40,160,428
	U.S. Government Agencies — 7.5%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	228,022	220,600
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	1,111,669	1,041,510
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	180,234	175,479
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.29% due 2/15/2024	52,500	50,916
[a]	2.46% due 12/15/2025	625,000	566,875
[a,b]	5.61% (LIBOR 3 Month + 0.35%) due 4/15/2025	700,000	668,997
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	1,050,000	996,061
[a]	2.512% due 1/15/2026	1,582,500	1,511,541
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	26,067	25,168
	Series 2007-20D Class 1, 5.32% due 4/1/2027	58,079	56,423
	Series 2007-20F Class 1, 5.71% due 6/1/2027	37,377	36,494
	Series 2007-20I Class 1, 5.56% due 9/1/2027	150,291	146,336
	Series 2007-20K Class 1, 5.51% due 11/1/2027	103,944	101,130
	Series 2008-20G Class 1, 5.87% due 7/1/2028	240,208	235,833
	Series 2011-20G Class 1, 3.74% due 7/1/2031	411,179	386,058
	Series 2011-20K Class 1, 2.87% due 11/1/2031	639,734	587,979
	Series 2014-20H Class 1, 2.88% due 8/1/2034	450,253	411,548
	Series 2015-20B Class 1, 2.46% due 2/1/2035	409,700	368,802
	Series 2015-20G Class 1, 2.88% due 7/1/2035	833,249	760,199
	Series 2015-20I Class 1, 2.82% due 9/1/2035	849,133	773,048
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,839,712	1,657,423
	Series 2017-20K Class 1, 2.79% due 11/1/2037	863,696	785,773
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,234,808	1,063,627
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	833,334	804,125
[a,b]	Washington Aircraft 2 Co DAC (Guaranty: Export-Import Bank of the United States), 5.972% (LIBOR 3 Month + 0.43%) due 6/26/2024	362,781	361,940
	Total U.S. Government Agencies (Cost $14,914,076)		13,793,885
	Mortgage Backed — 64.5%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,342,879	3,432,602
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	216,420	206,822
	Pool E09025, 2.50% due 3/1/2028	39,404	36,865
	Pool G13804, 5.00% due 3/1/2025	19,122	18,929
	Pool G15227, 3.50% due 12/1/2029	645,531	621,006
	Pool G16710, 3.00% due 11/1/2030	1,013,412	963,251
	Pool J11371, 4.50% due 12/1/2024	18,635	18,392
	Pool J21208, 2.50% due 11/1/2027	727,407	691,094
	Pool J37586, 3.50% due 9/1/2032	162,575	156,136
	Pool RE6097, 2.00% due 5/1/2051	2,141,879	1,692,035
	Pool RE6119, 2.50% due 12/1/2051	1,873,279	1,553,359
	Pool SE9046, 3.00% due 12/1/2051	2,208,650	1,931,281
	Pool T61943, 3.50% due 8/1/2045	90,681	82,199

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool T65457, 3.00% due 1/1/2048	$ 427,907	$ 377,601
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3704 Class DC, 4.00% due 11/15/2036	27,780	27,569
	Series 3922 Class PQ, 2.00% due 4/15/2041	84,113	79,530
	Series 4050 Class MV, 3.50% due 8/15/2023	22,267	22,168
[b]	Series 4105 Class FG, 5.593% (LIBOR 1 Month + 0.40%) due 9/15/2042	504,586	490,869
	Series 4120 Class TC, 1.50% due 10/15/2027	388,851	362,018
	Series 4120 Class UE, 2.00% due 10/15/2027	436,367	409,665
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS,
[b]	Series K035 Class A2, 3.458% due 8/25/2023	2,597,866	2,585,317
	Series K042 Class A1, 2.267% due 6/25/2024	586,313	574,647
	Series K043 Class A2, 3.062% due 12/25/2024	1,357,000	1,311,718
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,206,714
	Series K055 Class A1, 2.263% due 4/25/2025	37,441	36,337
[b]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	276,866
[b]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	169,786
	Series K071 Class A2, 3.286% due 11/25/2027	2,000,000	1,891,588
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	114,212
	Series K073 Class A2, 3.35% due 1/25/2028	3,000,000	2,843,701
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	524,408
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,395,398
[b]	Series K730 Class A2, 3.59% due 1/25/2025	181,984	176,900
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	284,566
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2017-4 Class MT, 3.50% due 6/25/2057	606,918	543,397
	Series 2018-4 Class MA, 3.50% due 3/25/2058	777,074	728,685
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	1,060,627	924,184
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QD9898, 3.00% due 4/1/2052	1,650,042	1,453,716
	Pool RA6808, 3.00% due 2/1/2052	2,250,415	1,986,756
	Pool RC1280, 3.00% due 3/1/2035	507,678	475,969
	Pool RC1826, 2.00% due 2/1/2036	1,418,820	1,259,687
	Pool RD5043, 2.00% due 12/1/2030	2,053,472	1,894,106
	Pool SB8010, 2.50% due 10/1/2034	584,378	536,037
	Pool SB8030, 2.00% due 12/1/2034	887,312	791,526
	Pool SD1669, 2.50% due 1/1/2052	2,402,728	2,037,457
	Pool ZS4730, 3.50% due 8/1/2047	809,366	746,910
	Pool ZS7299, 3.00% due 10/1/2030	535,146	508,048
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	200,751	180,373
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	800,688	697,537
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	244,189	219,384
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	166,419	148,801
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,456,985	1,261,484
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	488,956	433,125
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	312,049	272,282
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	151,771	134,147
	Federal National Mtg Assoc.,
[b]	Pool 895572, 4.07% (LIBOR 12 Month + 1.82%) due 6/1/2036	65,378	66,237
	Pool BF0130, 3.50% due 8/1/2056	341,735	312,865
	Pool BF0144, 3.50% due 10/1/2056	481,662	447,901
[b]	Pool BM6885, 1.615% (2.21% - SOFR30A) due 12/1/2051	518,489	459,839
	Pool BM6983, 3.00% due 3/1/2052	1,958,056	1,704,329
[b]	Pool CB2214, 1.549% (2.21% - SOFR30A) due 11/1/2051	562,913	499,613
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	296,042	287,653
[b]	Series 2018-SB47 Class A5H, 5.893% (LIBOR 1 Month + 0.70%) due 1/25/2038	405,742	398,641
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.553% due 3/25/2039	193,603	144,168
	Series 2011-70 Class CA, 3.00% due 8/25/2026	662,005	636,411
[b]	Series 2013-81 Class FW, 5.45% (LIBOR 1 Month + 0.30%) due 1/25/2043	882,398	860,172
[b]	Series 2013-92 Class FA, 5.70% (LIBOR 1 Month + 0.55%) due 9/25/2043	609,687	591,583
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	262,788	257,034
	Pool AJ1752, 3.50% due 9/1/2026	325,278	315,132

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool AK6768, 3.00% due 3/1/2027	$ 443,553	$ 425,415
	Pool AL6582, 3.50% due 4/1/2030	419,355	402,930
	Pool AL7801, 2.50% due 11/1/2030	1,563,374	1,452,849
	Pool AL9445, 3.00% due 7/1/2031	11,955	11,350
	Pool AL9821, 2.50% due 1/1/2032	1,812,256	1,680,092
	Pool AS9749, 4.00% due 6/1/2047	305,085	290,442
	Pool AU2669, 2.50% due 10/1/2028	486,262	454,359
	Pool AZ3778, 3.00% due 4/1/2030	973,779	925,274
	Pool BM4153, 3.00% due 6/1/2033	1,215,756	1,146,992
	Pool BM4864, 3.50% due 5/1/2033	787,274	756,138
	Pool BP9589, 2.50% due 8/1/2035	1,803,853	1,647,753
	Pool CA0942, 2.50% due 12/1/2032	790,478	732,791
	Pool CA4102, 3.50% due 8/1/2029	622,826	596,661
	Pool CA5271, 2.50% due 3/1/2035	1,069,494	980,999
	Pool CA5282, 3.00% due 3/1/2035	2,280,238	2,137,925
	Pool CA6862, 2.00% due 9/1/2035	1,297,835	1,155,946
	Pool CA7470, 2.00% due 10/1/2035	2,327,772	2,073,283
	Pool CA7535, 1.50% due 10/1/2030	2,346,200	2,116,374
	Pool CA7891, 1.50% due 11/1/2035	1,353,929	1,182,887
	Pool FM1523, 2.50% due 8/1/2029	580,281	542,446
	Pool FM2831, 2.50% due 5/1/2032	1,389,106	1,287,801
	Pool FM3494, 2.50% due 4/1/2048	1,167,490	1,010,123
	Pool FM5458, 1.50% due 12/1/2035	1,309,946	1,133,926
	Pool FS0898, 3.00% due 2/1/2052	5,006,700	4,421,249
	Pool FS0916, 3.00% due 3/1/2052	2,751,843	2,424,656
	Pool MA2353, 3.00% due 8/1/2035	647,164	599,925
	Pool MA3465, 4.00% due 9/1/2038	361,556	349,856
	Pool MA3557, 4.00% due 1/1/2029	451,344	438,497
	Pool MA3681, 3.00% due 6/1/2034	326,903	306,500
	Pool MA3826, 3.00% due 11/1/2029	696,180	657,113
	Pool MA3896, 2.50% due 1/1/2035	97,404	89,344
	Pool MA3953, 2.50% due 3/1/2030	389,185	361,523
	Pool MA4148, 2.00% due 10/1/2030	484,833	447,198
	Pool MA4390, 2.00% due 7/1/2031	3,425,991	3,159,135
	Pool MA4579, 3.00% due 4/1/2052	2,332,842	2,055,365
	Pool MA4598, 2.50% due 5/1/2052	1,184,530	1,003,918
	Government National Mtg Assoc.,
[b]	Pool 751392, 5.00% due 2/20/2061	172,739	170,015
[b]	Pool 894205, 2.625% (H15T1Y + 1.50%) due 8/20/2039	180,239	173,316
[b]	Pool MA0100, 2.875% (H15T1Y + 1.50%) due 5/20/2042	167,055	164,836
	Pool MA0907, 2.00% due 4/20/2028	472,842	439,258
	Government National Mtg Assoc., CMBS, Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	978,460
	Government National Mtg Assoc., CMO,
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	49,896	49,643
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	1,572,446	1,512,517
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,901,020	1,819,793
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	941,000	875,110
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,709,141	2,430,038
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,205,282	1,101,270
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	668,157	615,340
	Series 2018-3 Class HA, 3.00% due 8/25/2057	904,835	829,648
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	1,008,952	947,851
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,117,534	1,022,187
	Series 2019-1 Class MA, 3.50% due 7/25/2058	2,157,295	2,019,956
	Series 2019-2 Class MA, 3.50% due 8/25/2058	1,905,178	1,779,089
	Series 2019-3 Class MA, 3.50% due 10/25/2058	765,198	716,904
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,143,336	1,043,138
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,714,764	1,549,161
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,677,636	1,484,269
	Series 2020-3 Class MA, 2.00% due 5/25/2060	547,293	482,556
	Series 2020-3 Class MT, 2.00% due 5/25/2060	660,470	539,332
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	2,009,742	1,782,344
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	2,009,742	1,765,435

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Total Mortgage Backed (Cost $131,038,142)		119,531,239
	Asset Backed Securities — 0.5%
	Other Asset Backed — 0.5%
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	$ 992,997	$ 918,895
			918,895
	Total Asset Backed Securities (Cost $992,996)		918,895
	Corporate Bonds — 1.7%
	Utilities — 1.7%
	Electric Utilities — 1.7%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,821,775	3,190,988
			3,190,988
	Total Corporate Bonds (Cost $3,708,941)		3,190,988
	Short-Term Investments — 3.1%
	Federal Home Loan Bank Discount Notes, due 7/3/2023	808,000	808,000
	United States Treasury Bill
	5.031% due 7/5/2023	1,000,000	999,451
	5.067% due 7/20/2023	1,000,000	997,371
	5.083% due 7/25/2023	1,000,000	996,671
	5.086% due 7/18/2023	1,000,000	997,652
	5.121% due 7/11/2023	1,000,000	998,602
	Total Short-Term Investments (Cost $5,797,532)		5,797,747
	Total Investments — 99.0% (Cost $197,169,744)		$183,393,182
	Other Assets Less Liabilities — 1.0%		1,841,992
	Net Assets — 100.0%		$185,235,174

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $6,623,590, representing 3.58% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	Secured Overnight Financing Rate 30-Day Average
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.